CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Millions	9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash flows (used in)/from operating activities:
Net (loss)/income	$ 237.5	$ 305.2	$ 534.7	$ 51.1	$ 29.8
Adjustments to reconcile net income/(loss) to net cash flows from operating activities:
Depreciation and amortization	(0.5)	12.2	11.0	43.3	53.3
Amortization of right-of-use operating lease assets	7.4	6.5	10.7	10.1	12.0
Interest on operating lease liabilities	3.2	3.4	4.5	5.4	5.5
Realized and unrealized investment gains	(48.8)	(47.4)	(75.9)	(5.0)	(56.2)
Realized and unrealized investment losses	69.8	31.2	61.4	182.6	47.4
Deferred tax expense/(benefit)	(5.0)	6.3	(197.7)	(104.6)	(3.2)
Net realized and unrealized investment foreign exchange gains	(0.2)	(3.0)	(5.3)	15.9	13.0
Net change from current period hedged transactions	1.9	(10.7)	(14.0)	15.4	(6.2)
Unrealized (gain)/loss on real estate fund in net investment income	4.4	9.7	17.9	(14.5)	(20.5)
Losses and loss adjustment expenses	390.7	59.9	99.7	99.1	483.3
Unearned premiums	423.5	135.1	(31.2)	345.2	310.2
Unpaid losses	146.5	301.0	319.9	(1,599.6)	(109.5)
Ceded unearned premiums	(267.5)	(95.9)	3.8	(141.2)	(143.1)
Deferred acquisition costs	(64.8)	(9.9)	22.8	(28.2)	13.2
Reinsurance premiums payable	(106.9)	(391.0)	(563.5)	1,404.4	1.2
Premiums receivable	(383.8)	(122.2)	47.1	(177.8)	(142.9)
Income tax payable	(22.7)	1.5	3.5	(1.3)	(7.6)
Accrued expenses and other payable	14.2	(19.3)	13.2	(87.0)	73.5
Derivative assets and derivative liabilities	(12.4)	62.9	15.4	(21.7)	13.6
Operating lease liabilities	(12.4)	(11.2)	(15.5)	(15.5)	(17.5)
Other	(7.0)	69.1	6.9	0.9	0.1
Net cash (used in)/from operating activities	367.1	293.4	324.7	(55.0)	524.7
Cash flows (used in)/from investing activities:
(Purchases) of fixed income securities — Available for sale	(1,366.9)	(1,052.5)	(1,554.8)	(1,613.9)	(2,217.3)
(Purchases) of fixed income securities — Trading	(348.7)	(295.4)	(418.5)	(724.6)	(866.4)
Proceeds from sales and maturities of fixed income securities — Available for sale	1,025.8	868.8	1,326.7	2,212.5	1,538.1
Proceeds from sales and maturities of fixed income securities — Trading	589.0	319.7	474.0	293.6	548.2
Net proceeds from catastrophe bonds — Trading	0.5	1.5	1.5	0.5	14.3
(Purchases) of short-term investments — Available for sale	(93.3)	(224.0)	(265.9)	(55.9)	(17.2)
Proceeds from sale of short-term investments — Available for sale	122.6	111.6	231.0	13.6	99.6
(Purchases) of short-term investments — Trading	(5.6)	(14.9)	(15.1)	(7.0)	(26.8)
Proceeds from sale of short-term investments — Trading	4.5	10.4	19.5	2.6	60.8
(Purchases) of privately-held investments - Available for sale	(10.0)	0.0	(14.7)	0.0	0.0
(Purchases) of privately-held investments — Trading	(54.7)	(102.5)	(99.0)	(377.9)	(205.1)
Proceeds from sale of privately-held investments — Trading	166.9	134.8	136.9	147.4	182.1
Net change in (payable)/receivable for securities (purchased)/sold	39.3	44.6	19.9	(31.8)	26.6
(Purchases) of other investments	(4.0)	(4.3)	(9.3)	(62.5)	(20.0)
Net proceeds from sales of other investments	4.3	1.8	4.9	5.9	0.0
Net (purchases)/sales of fixed assets	(9.4)	(7.2)	(8.9)	3.0	(64.5)
Net (purchases)/sales of investments, equity method	0.0	(0.4)	(0.4)	(2.0)	(2.7)
Net cash (used in)/from investing activities	60.3	(208.0)	(172.2)	(196.5)	(950.3)
Cash flows used in/from financing activities:
Dividends paid on ordinary shares	(175.0)	(20.0)	(40.3)	(40.0)	0.0
Dividends paid on preference shares	(41.1)	(36.0)	(49.9)	(44.6)	(44.5)
Net cash (used in)/from financing activities	(216.1)	(56.0)	(90.2)	(84.6)	0.5
Effect of exchange rate movements on cash and cash equivalents	5.5	0.2	6.6	(18.8)	(8.1)
(Decrease)/increase in cash and cash equivalents	216.8	29.6	68.9	(354.9)	(433.2)
Cash and cash equivalents at beginning of period	$ 1,028.1	959.2	959.2	1,314.1	1,747.3
Cash and cash equivalents at end of period		$ 988.8	$ 1,028.1	$ 959.2	$ 1,314.1